Other Liabilities, Provisions and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Schedule of Other Current Liabilities	Other current liabilities

	2025	2024
Short-term employee benefits	Ps. 7,662	Ps. 7,493
Accrued expenses	4,684	7,117
Other	269	1,470
Total	Ps. 12,615	Ps. 16,080

Disclosure Of Other Current Financial Liabilities	Other current financial liabilities

	2025	2024
Sundry creditors	Ps. 710	Ps. 1,196
Derivative financial instruments (See Note 19)	1,252	320
Dividends payable	124	196
Total	Ps. 2,086	Ps. 1,712

Disclosure of Other Noncurrent Liabilities	Other non-current liabilities

	2025	2024
Taxes payable	Ps. 38	Ps. 38
Debt with former shareholders	1,632	1,514
Other	249	241
Total	Ps. 1,919	Ps. 1,793

Summary of Other Non-current Financial Liabilities	Other non-current financial liabilities

	2025	2024
Derivative financial instruments (See Note 19)	Ps. 2,898	Ps. 2,100
Success fee to pay	466	432
Security deposits	208	196
Other (1)	1,182	1,103
Total	Ps. 4,754	Ps. 3,831

(1) The amount includes tax credit recovery payment to former shareholders. See Note 18.

Schedule of Provisions Recorded in Consolidated Statement of Financial Position	The following table presents the nature and amount of the provisions as of December 31, 2025 and 2024:

	2025	2024
Taxes	Ps. 808	Ps. 940
Labor	989	1,180
Legal	663	668
Total (1)	Ps. 2,460	Ps. 2,788
(1) In Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 12.

Summary of Changes in Provisions

	2025	2024	2023
Balance at beginning of the period	Ps. 940	Ps. 1,348	Ps. 1,823
Penalties and other charges (See Note 18)	40	69	228
New contingencies (See Note 18)	68	4	4
Cancellation and adjustments (1) (See Note 18)	(238)	(283)	(447)
Payments	(7)	(107)	(155)
Effect of foreign currency exchange rates	5	(91)	(105)
Balance at end of the period	Ps. 808	Ps. 940	Ps. 1,348

(1) Cancellation and adjustments in 2024 includes Ps.240 related to reduction of contingencies guaranteed by former shareholders.

24.6.2 Labor

	2025	2024	2023
Balance at beginning of the period	Ps. 1,180	Ps. 1,308	Ps. 1,385
Penalties and other charges (See Note 18)	92	71	64
New contingencies (See Note 18)	564	361	843
Cancellation and expiration (See Note 18)	(356)	(340)	(523)
Payments	(438)	(181)	(308)
Effects of foreign currency exchange rates	(53)	(39)	(153)
Balance at end of the period	Ps. 989	Ps. 1,180	Ps. 1,308
24.6.3 Legal

	2025	2024	2023
Balance at beginning of the period	Ps. 668	Ps. 614	Ps. 679
Penalties and other charges (See Note 18)	110	52	50
New contingencies (See Note 18)	47	36	117
Cancellation and expiration (See Note 18)	(90)	(35)	(109)
Payments	(39)	(5)	(68)
Effect of foreign currency exchange rates	(33)	6	(55)
Balance at end of the period	Ps. 663	Ps. 668	Ps. 614